Intangible Assets, Net (Details) - Schedule of acquired intangible asset balances		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Schedule of acquired intangible asset balances [Abstract]
Copyrights		¥ 579,722	$ 83,100	¥ 579,722
Non-compete agreements	[1]	64,961,002	9,311,803	64,747,645
Technology know-hows	[1]	12,549,859	1,798,953	12,275,544
Subtotal		78,090,583	11,193,856	77,602,911
Less: accumulated amortization		(50,551,285)	(7,246,249)	(37,357,766)
Intangible assets, net		¥ 27,539,298	$ 3,947,607	¥ 40,245,145

[1]	There is no change in carrying value of non-compete agreements and technology know-hows except for the foreign exchange translation difference from Skystar.